Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Position
As of December 31, 2022, and 2021, derivative financial instruments consist of foreign currency forward contracts of a short-term nature. The following table shows the derivative financial position as of the end of each year:

	Local currency	Notional amount	Type	Maturity	Fair value
2022
	Brazilian Reais	$7,000	Sell	Jan-23	$(155)
	Brazilian Reais	$8,000	Sell	Feb-23	$(98)
	Brazilian Reais	$6,600	Buy	Jan-23	$172
	Chilean Pesos	$4,000	Sell	Jan-23	$(91)
	Chilean Pesos	$11,000	Buy	Jan-23	$527
	Chilean Pesos	$5,000	Buy	Feb-23	$135
	Colombian Pesos	$5,000	Sell	Jan-23	$(9)
	Mexican Pesos	$3,500	Sell	Jan-23	$(27)
	Mexican Pesos	$3,500	Buy	Jan-23	$(27)
	Peruvian soles	$2,500	Sell	Jan-23	$(21)
	Peruvian soles	$2,500	Buy	Jan-23	$59
	Uruguayan Pesos	$2,000	Sell	Jan-23	$37
	Uruguayan Pesos	$1,000	Sell	Feb-23	$7
	Total fair value of foreign currency forwards, net				$509

	Local currency	Notional amount	Type	Maturity	Fair value
2021
	Brazilian Reais	$14,000	Sell	Jan 22	$91
	Mexican pesos	$14,000	Sell	Jan 22	$332
	Argentinian pesos	$10,000	Buy	Jan 22	$371
	Chilean pesos	$4,000	Buy	Jan 22	$(34)
	Colombian pesos	$3,000	Sell	Jan 22	$20
	Brazilian Reais	$10,000	Sell	Feb 22	$247
	Mexican pesos	$9,000	Sell	Feb 22	$364
	Colombian pesos	$4,000	Sell	Feb 22	$31
	Chilean pesos	$3,000	Buy	Feb 22	$(34)
	Mexican pesos	$5,000	Sell	Mar 22	$148
	Total fair value of foreign currency forwards, net				$1,536